Accrued Expenses and Other Payable - Schedule of Accrued Expenses and Other Payable (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll	$ 52,218	$ 61,095
Other payable	276,475	47,220
Accrued expenses and other payables	$ 328,693	$ 108,315